As filed with the Securities and Exchange Commission on March 10, 2020
Securities Act Registration No. 333-222463
Investment Company Act Registration No. 811-23323

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	3	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	8	[X]

PROCURE ETF TRUST II
(Exact Name of Registrant as Specified in Charter)

Robert Tull
16 Firebush Road
Levittown, PA 19056
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (215) 454-2540

Copy to:
Kathleen H. Moriarty, Esq.
Chapman and Cutler LLP
1270 Avenue of Americas
New York, NY 10020

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 3 to the Registration Statement for Procure ETF Trust II (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 2 on Form N-1A filed on February 27, 2020. This PEA No. 3 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in PEA No. 2 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Levittown and State of Pennsylvania, on March 10, 2020.

MANAGER DIRECTED PORTFOLIOS

Date	By:	/s/ Robert Tull
Robert Tull
President

Pursuant to the requirements of Rule 485(b) under the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below on by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ John Jacobs* John Jacobs	Trustee	March 10, 2020
/s/ Erik Liik* Erik Liik	Trustee	March 10, 2020
/s/ James Brenner* James Brenner	Trustee	March 10, 2020
/s/ Robert Tull Robert Tull	Trustee and President	March 10, 2020
/s/ Adrienne Binik-Chanin Adrienne Binik-Chanin	Treasurer, Chief Financial Officer and Principal Accounting Officer	March 10, 2020

* By: /s/ Robert Tull Robert Tull
* Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated herein by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE